Equity - Summary of Non-controlling Interests (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	$ 291,738,408	$ 248,624,545
Non-controlling Interests, Profit (Loss)	$ 56,901,531	15,556,165	$ (1,526,522)
Enel Distribucion Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.91%
Non-controlling Interests, Equity	$ 6,227,952	6,178,079
Non-controlling Interests, Profit (Loss)	$ 201,180	151,538	749,261
Enel Transmisin Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.91%
Non-controlling Interests, Equity		1,585,517
Non-controlling Interests, Profit (Loss)	$ 441,203	291,934
Enel Generacin Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	6.45%
Non-controlling Interests, Equity	$ 133,643,846	96,773,030
Non-controlling Interests, Profit (Loss)	$ 38,554,346	7,480,423	(10,006,037)
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	7.35%
Non-controlling Interests, Equity	$ 12,839,546	10,695,281
Non-controlling Interests, Profit (Loss)	$ 13,741,749	7,717,216	6,403,829
Sociedad Agricola de Cameros Ltda. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	42.50%
Non-controlling Interests, Equity	$ 2,305,275	2,120,237
Non-controlling Interests, Profit (Loss)	$ 194,687	52,068	230,557
Geotermica del Norte SA [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	15.41%
Non-controlling Interests, Equity	$ 64,351,911	64,539,697
Non-controlling Interests, Profit (Loss)	$ (1,408,970)	(760,576)	645,440
Empresa Nacional de Geotermia SA [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.00%
Non-controlling Interests, Profit (Loss)		(5,089)	(515,293)
Parque Eolico Talinay Oriente S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	39.09%
Non-controlling Interests, Equity	$ 72,215,503	66,070,754
Non-controlling Interests, Profit (Loss)	5,155,807	609,150	945,454
Others. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	154,375	661,950
Non-controlling Interests, Profit (Loss)	$ 21,529	$ 19,501	$ 20,267